Long-Term Incentive Plans - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Number of share options granted (in shares) | shares		0	0
Payment to employee		$ 11,736	$ 7,693
Increase decrease through other current liabilities and income net defined benefit liability asset		1,500
Total salary and other employee expenses		$ 164,909	$ 135,440	$ 109,520
Number of share options after tax witholding in share based payment arrangement (in shares) | shares		2,465,845
SARs
Disclosure of net defined benefit liability (asset) [line items]
Settlement of cash option as a liability fairvalue		$ 800
Decrease in equity from share-based payment transactions, cash settlement, fair value		700
Increase (decrease) in net defined benefit liability (asset)		(36,800)
Liabilities from share-based payment transactions		700
SARs | Selling, General And Administrative Expense
Disclosure of net defined benefit liability (asset) [line items]
Total salary and other employee expenses		4,300
Ordinary Shares
Disclosure of net defined benefit liability (asset) [line items]
increase in equity		$ 31,000
Former Employees
Disclosure of net defined benefit liability (asset) [line items]
Number of employees		2
Number of year for issuing Shares after the closing of the Business Combination		1 year
Payment to employee	$ 1,500
Former Employees | Ordinary Shares
Disclosure of net defined benefit liability (asset) [line items]
Number of share options exercisable (in shares) | shares		1,755,291
Existing Employees
Disclosure of net defined benefit liability (asset) [line items]
Number of employees		1
Number of year for issuing Shares after the closing of the Business Combination		1 year
Payment to employee		$ 1,500
Increase decrease through other current liabilities and income net defined benefit liability asset		$ 1,500
Existing Employees | Ordinary Shares
Disclosure of net defined benefit liability (asset) [line items]
Number of share options exercisable (in shares) | shares		150,000